Employee Benefit Plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 233	$ 227
Accumulated benefit obligation	233	225
Fair value of plan assets	20	0
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	132	392
Accumulated benefit obligation	115	375
Fair value of plan assets	$ 79	$ 313